COSTS AND EXPENSES BY NATURE (Details) - Schedule of depreciation and amortisation expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of depreciation and amortisation expense [Abstract]
Depreciation	[1]	$ 1,114,232	$ 1,219,586	$ 1,389,465
Amortization		51,162	169,800	80,511
Total		$ 1,165,394	$ 1,389,386	$ 1,469,976

[1]	Included within this amount is the depreciation of the Properties, plants and equipment (See Note 17 (a)) and the maintenance of the aircraft recognized as assets by right of use. The maintenance cost amount included in the depreciation line for the year ended December 31, 2021 is ThUS $ 351,701, ThUS $ 276,908 for year 2020 and ThUS $ 445,680 for the same year 2019.